Capital Lease Obligations and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2011
Capital Lease Obligations and Restricted Cash [Abstract]
Capital lease obligations

	December 31, 2011	December 31, 2010
	$	$
RasGas II LNG Carriers	471,397	470,752
Spanish-Flagged LNG Carrier	—	81,881
Suezmax Tankers	175,650	185,501

Total	647,047	738,134
Less current portion	47,203	267,382

Long-term portion	599,844	470,752

Commitments repayable under capital leases

Year	Commitment
2012	$24.0 million
2013	$24.0 million
2014	$24.0 million
2015	$24.0 million
2016	$24.0 million
Thereafter	$881.1 million